7. INVESTMENT IN ASSOCIATED COMPANIES	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
7. INVESTMENT IN ASSOCIATED COMPANIES

GAMBITIOUS

In February 2014, the Company sold 912 memberships in Gambitious Coop. As a result of this transaction, the Company’s direct interest in Gambitious Coop decreased from 63% to 46% and the Company no longer has a controlling interest. Accordingly, Symbid has derecognized the assets, liabilities and equity components related to Gambitious Coop and recognized a loss in other income/ expense of $1,680 as a result of the loss in control and resulting deconsolidation. The derecognition of Gambitious Coop did not have a material impact on the condensed consolidated financial statements of the Company.

In May 2014, the Company sold 193 memberships in Gambitious Coop. As a result of this transaction, the Company has a direct interest in Gambitious Coop of 42%. The Company remains an indirect shareholder in Gambitious B.V. for 12% of total shares issued.

EQUIDAM

As of August 2013, the Company acquired a 10% interest in Equidam for an amount of $1,400. As of March 31, 2014, the Company currently has a 9% ownership in Equidam, as the initial investment was diluted through a subsequent round of seed funding. The Company is accounting for their investment in Equidam on the cost basis. There have been no intercompany transactions with Equidam in the reporting period.

GAMBITIOUS

The Company through its ownership in Gambitious Coop currently has a 13.05% ownership interest in Gambitious, a Company located in the Netherlands, which uses the Company’s platform to raise capital for video games produced by a wide range of developers. At December 31, 2013 the Company had an interest of 28.5% in Gambitious.  The condensed balance sheets of Gambitious are as follows:

	December 31,
	2013	2012
Current assets	$45,432	$207,414
Property and equipment	-	-
	$45,432	$207,414
Current liabilities	$87,537	$33,861
Stockholders’ equity	(42,105)	173,553
	$45,432	$207,414

The condensed statements of operations for Gambitious are as follows:

	December 31,
	2013	2012
Sales	$21,994	$-
Expenses, net	(240,661)	(287,956)
Net loss	$(218,667)	$(287,956)

EQUIDAM

As of August 2013, the Company has acquired a 10% interest in Equidam for an amount of $ 1,400. After a first round of seed funding for Equidam this shareholding diluted to 9%. The Company is accounting for their investment in Equidam on the cost basis. There have been no intercompany transactions with Equidam in the reporting period.